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                                            File No. 333-28755, 811-5626
                                            Filed under Rule 497(c)


GOLDEN AMERICAN LIFE INSURANCE COMPANY


                    PROSPECTUS SUPPLEMENT
                        JULY 19, 1999

                           to the
              Prospectus dated May 1, 1999 for
     the Deferred Combination Variable and Fixed Annuity
                          Contracts
         ("GoldenSelect Premium Plus/R/ Prospectus")

      issued by Golden American Life Insurance Company

     On page 20, "Regular Withdrawals" is corrected to state "Each withdrawal must be a minimum of $100." Also, on page 25, "Surrender Charge" is corrected to state "We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9 year period from the date we receive and accept a premium payment."


This supplement should be retained with your GoldenSelect
Prospectus.






G3760 Supp2                                             7/99


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